UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   August 3, 2001

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 67
Form 13F Information Table Value Total: 99,638

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AgnicoEagl 3.50% 1/04          Conv Bonds       008474AA6      425   622000 SH       SOLE                   622000
Altera                         Common Stocks    021441100     1080    41050 SH       SOLE                    41050
American Superconductor        Common Stocks    030111108      448    15700 SH       SOLE                    15700
Anadarko Petroleum             Common Stocks    032511107     2148    30225 SH       SOLE                    30225
Analog Devices                 Common Stocks    032654105     1152    22500 SH       SOLE                    22500
Applied Films                  Common Stocks    038197109     3131   153200 SH       SOLE                   153200
Artesyn Technology             Common Stocks    043127109     1180    74300 SH       SOLE                    74300
Aventis ADS                    Common Stocks    053561106     1866    22150 SH       SOLE                    22150
Barrett Resources              Common Stocks    068480201     2101    36975 SH       SOLE                    36975
Barrick Gold                   Common Stocks    067901108     1727   105450 SH       SOLE                   105450
Basin Exploration              Common Stocks    070107107     2223    87175 SH       SOLE                    87175
Bear Stearns Companies         Common Stocks    073902108      982    19375 SH       SOLE                    19375
CEC Entertainment              Common Stocks    125137109     1242    36400 SH       SOLE                    36400
Circuit City                   Common Stocks    172737108     1182   102775 SH       SOLE                   102775
Claire's Stores                Common Stocks    179584107     1291    71950 SH       SOLE                    71950
CMS Energy                     Common Stocks    125896100     1556    49100 SH       SOLE                    49100
CNF, Inc.                      Common Stocks    12612W104     2264    66950 SH       SOLE                    66950
Coherent                       Common Stocks    192479103     1580    48625 SH       SOLE                    48625
Cryolife                       Common Stocks    228903100     1198    39600 SH       SOLE                    39600
Delta & Pine Land Co.          Common Stocks    247357106     1132    54050 SH       SOLE                    54050
Developers Diversified Realty  Common Stocks    251591103      818    61450 SH       SOLE                    61450
Electro Scientific Industries  Common Stocks    285229100     1633    58325 SH       SOLE                    58325
Equity Residential Prop Trust  Common Stocks    29476L107      889    16075 SH       SOLE                    16075
First Industrial Realty Trust  Common Stocks    32054K103      943    27725 SH       SOLE                    27725
Fossil                         Common Stocks    349882100     1624   112100 SH       SOLE                   112100
Harmonic                       Common Stocks    413160102      202    35550 SH       SOLE                    35550
ISIS Pharmaceuticals           Common Stocks    464330109      812    76450 SH       SOLE                    76450
J B Hunt Transportation        Common Stocks    445658107     1746   103825 SH       SOLE                   103825
Jack in the Box                Common Stocks    466367109     1048    35600 SH       SOLE                    35600
Jones Apparel                  Common Stocks    480074103     2441    75850 SH       SOLE                    75850
Keithley Instruments           Common Stocks    487584104      888    20625 SH       SOLE                    20625
Kennedy-Wilson                 Common Stocks    489399204      493   112625 SH       SOLE                   112625
Lehman Brothers Holdings       Common Stocks    524908100     1386    20500 SH       SOLE                    20500
Ligand Pharmaceuticals         Common Stocks    53220K207     1881   134325 SH       SOLE                   134325
Louis Dryfus Natural Gas       Common Stocks    546011107     2173    47425 SH       SOLE                    47425
Mitcham Industries             Common Stocks    606501104      741   208000 SH       SOLE                   208000
Nautica Enterprises            Common Stocks    639089101     1604   105300 SH       SOLE                   105300
Pacific Century                Common Stocks    694058108     1817   102700 SH       SOLE                   102700
Pacific Sunwear                Common Stocks    694873100     2406    93900 SH       SOLE                    93900
Patina Oil & Gas               Common Stocks    703224105     1621    67525 SH       SOLE                    67525
Pendaries Petroleum            Common Stocks    706905106      246    57800 SH       SOLE                    57800
Placer Dome                    Common Stocks    725906101     1269   131800 SH       SOLE                   131800
Plains All Amern Pipeline LP   Common Stocks    726503105     3690   192935 SH       SOLE                   192935
Plains Resources               Common Stocks    726540503     2273   107600 SH       SOLE                   107600
Pogo Producing                 Common Stocks    730448107     2334    75000 SH       SOLE                    75000
Potash Corp Saskatchewan       Common Stocks    73755L107     2600    33200 SH       SOLE                    33200
Progress Software              Common Stocks    743312100     1891   131000 SH       SOLE                   131000
Public Storage                 Common Stocks    74460D109      703    28900 SH       SOLE                    28900
PURE Resources                 Common Stocks    74622E102     1932    95400 SH       SOLE                    95400
Quanex 6.88% 6/07              Conv Bonds       747620AC6      641   763000 SH       SOLE                   763000
Remedy Temp                    Common Stocks    759549108      641    82725 SH       SOLE                    82725
Sawtek                         Common Stocks    805468105      575    12450 SH       SOLE                    12450
Southwest Securities           Common Stocks    845224104     1269    49050 SH       SOLE                    49050
Speedway 5.75%, 9/30/03        Conv Bonds       847788AC0      661   686000 SH       SOLE                   686000
St. Mary Land & Exploration Co Common Stocks    792228108     1963    58925 SH       SOLE                    58925
Suiza Foods                    Common Stocks    865077101      968    20175 SH       SOLE                    20175
Synopsys                       Common Stocks    871607107     2354    49625 SH       SOLE                    49625
Trikon Technologies            Common Stocks    896187101     2168   216810 SH       SOLE                   216810
Ultra Petroleum                Common Stocks    903914109     1159   515500 SH       SOLE                   515500
UNUM Provident                 Common Stocks    91529Y106     1223    45500 SH       SOLE                    45500
Vishay Intertechnology         Common Stocks    928298108     1781   117725 SH       SOLE                   117725
Westport Resources             Common Stocks    961415106      620    28245 SH       SOLE                    28245